UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21574

Investment Company Act File Number

Eaton Vance Floating-Rate Income Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

May 31

Date of Fiscal Year End

February 29, 2012

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Floating-Rate Income Trust

February 29, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 144.6%(1)

	N(000.000.000	N(000.000.000
Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Aerospace and Defense — 2.7%
Booz Allen Hamilton Inc.
Term Loan, 4.00%, Maturing August 3, 2017	521	$524,319
DAE Aviation Holdings, Inc.
Term Loan, 5.56%, Maturing July 31, 2014	1,410	1,397,601
Term Loan, 5.56%, Maturing July 31, 2014	1,474	1,460,853
Ducommun Incorporated
Term Loan, 5.50%, Maturing June 28, 2017	1,594	1,594,494
Dundee Holdco 4 Limited
Term Loan, 4.26%, Maturing May 15, 2015	432	390,675
Term Loan, 4.76%, Maturing May 13, 2016	432	390,675
IAP Worldwide Services, Inc.
Term Loan, 9.25%, Maturing December 28, 2012	1,851	1,691,440
Sequa Corporation
Term Loan, 3.84%, Maturing December 3, 2014	794	790,471
Term Loan, 6.25%, Maturing December 3, 2014	275	275,945
TASC, Inc.
Term Loan, 4.50%, Maturing December 18, 2015	1,639	1,642,428
Transdigm, Inc.
Term Loan, 4.00%, Maturing February 14, 2017	925	927,891
Term Loan, 4.00%, Maturing February 14, 2017	3,423	3,428,598
Wesco Aircraft Hardware Corp.
Term Loan, 4.25%, Maturing April 7, 2017	432	433,056
Wyle Services Corporation
Term Loan, 5.75%, Maturing March 27, 2017	932	919,921

		$15,868,367

Air Transport — 0.5%
Evergreen International Aviation, Inc.
Term Loan, 11.50%, Maturing June 30, 2015	975	$861,250
Orbitz Worldwide Inc.
Term Loan, 3.31%, Maturing July 25, 2014	2,090	1,966,173

		$2,827,423

Automotive — 7.1%
Allison Transmission, Inc.
Term Loan, 2.75%, Maturing August 7, 2014	3,679	$3,650,410
Autoparts Holdings Limited
Term Loan, 6.50%, Maturing July 28, 2017	474	476,478
Chrysler Group LLC
Term Loan, 6.00%, Maturing May 24, 2017	8,892	8,942,245
Delphi Corporation
Term Loan, 3.50%, Maturing March 31, 2017	2,075	2,079,208
Federal-Mogul Corporation
Term Loan, 2.19%, Maturing December 28, 2015	2,212	2,123,315
Term Loan, 2.20%, Maturing December 29, 2014	3,563	3,420,496
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 1.75%, Maturing April 30, 2014	7,175	7,082,321
HHI Holdings LLC
Term Loan, 7.00%, Maturing March 21, 2017	1,558	1,562,096
Metaldyne Company LLC
Term Loan, 5.25%, Maturing May 18, 2017	2,385	2,391,455

		N(000.000.000	N(000.000.000
Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
SRAM, LLC
Term Loan, 4.76%, Maturing June 7, 2018		1,425	$1,422,301
Term Loan - Second Lien, 8.50%, Maturing December 7, 2018		500	505,625
TI Automotive Limited
Term Loan, 9.50%, Maturing July 29, 2016		988	994,906
Tomkins LLC
Term Loan, 4.25%, Maturing September 29, 2016		2,180	2,183,624
TriMas Corporation
Term Loan, 4.25%, Maturing June 21, 2017		1,169	1,172,048
Veyance Technologies, Inc.
Term Loan, 2.75%, Maturing July 31, 2014		365	346,553
Term Loan, 2.75%, Maturing July 31, 2014		2,546	2,419,555
Term Loan - Second Lien, 5.99%, Maturing July 31, 2015		850	753,312

			$41,525,948

Building and Development — 1.8%
Armstrong World Industries, Inc.
Term Loan, 4.00%, Maturing March 9, 2018		744	$744,724
Beacon Sales Acquisition, Inc.
Term Loan, 2.47%, Maturing September 30, 2013		1,107	1,095,450
Forestar Real Estate Group Inc.
Revolving Loan, 0.51%, Maturing August 6, 2013(2)		268	251,954
Term Loan, 6.50%, Maturing August 6, 2015		2,457	2,370,913
Goodman Global Inc.
Term Loan, 5.75%, Maturing October 28, 2016		1,908	1,924,230
NCI Building Systems, Inc.
Term Loan, 6.50%, Maturing April 18, 2014		165	161,704
Panolam Industries International, Inc.
Term Loan, 8.25%, Maturing December 31, 2013		1,471	1,410,464
RE/MAX International, Inc.
Term Loan, 5.50%, Maturing April 15, 2016		1,992	1,989,446
Realogy Corporation
Term Loan, 3.25%, Maturing October 10, 2013		116	115,836
Summit Materials Companies I, LLC
Term Loan, 6.00%, Maturing January 30, 2019		550	551,787

			$10,616,508

Business Equipment and Services — 14.7%
Acosta, Inc.
Term Loan, 4.75%, Maturing March 1, 2018		3,429	$3,411,967
Acxiom Corporation
Term Loan, 3.57%, Maturing March 15, 2015		743	749,636
Advantage Sales & Marketing, Inc.
Term Loan, 5.25%, Maturing December 18, 2017		2,604	2,602,664
Affinion Group, Inc.
Term Loan, 5.00%, Maturing October 10, 2016		5,166	4,869,138
Allied Security Holdings, LLC
Term Loan, 5.00%, Maturing February 3, 2017		645	644,319
Altegrity, Inc.
Term Loan, 3.00%, Maturing February 21, 2015		784	740,506
Term Loan, 7.75%, Maturing February 20, 2015		860	863,285
Audatex North America, Inc.
Term Loan, 3.19%, Maturing May 16, 2014	EUR	809	1,056,762
BAR/BRI Review Courses, Inc.
Term Loan, 6.00%, Maturing June 16, 2017		800	796,000
Brand Energy & Infrastructure Services, Inc.
Term Loan, 2.88%, Maturing February 7, 2014		682	621,070
Term Loan, 3.76%, Maturing February 7, 2014		823	761,474
Brickman Group Holdings Inc.
Term Loan, 7.25%, Maturing October 14, 2016		1,312	1,316,669

	N(000.000.000	N(000.000.000
Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Brock Holdings III, Inc.
Term Loan, 6.00%, Maturing March 16, 2017	1,252	$1,252,015
ClientLogic Corporation
Term Loan, 7.33%, Maturing January 30, 2017	1,790	1,722,915
DynCorp International LLC
Term Loan, 6.25%, Maturing July 7, 2016	732	729,769
Education Management LLC
Term Loan, 2.38%, Maturing June 3, 2013	3,721	3,660,424
Endurance International Group, Inc. (The)
Term Loan, 7.75%, Maturing December 20, 2017	950	952,375
Fidelity National Information Solutions, Inc.
Term Loan, 4.25%, Maturing July 18, 2016	1,574	1,585,640
Genesys Telecom Holdings, U.S., Inc.
Term Loan, 6.75%, Maturing January 31, 2019	700	704,708
Go Daddy Operating Company, LLC
Term Loan, 7.00%, Maturing December 17, 2018	1,646	1,660,894
IMS Health Incorporated
Term Loan, 4.50%, Maturing August 25, 2017	1,425	1,429,993
KAR Auction Services, Inc.
Term Loan, 5.00%, Maturing May 19, 2017	3,234	3,235,771
Kronos, Inc.
Term Loan, 5.33%, Maturing June 9, 2017	1,138	1,131,169
Term Loan, 6.25%, Maturing December 28, 2017	925	940,841
Term Loan, 10.58%, Maturing June 8, 2018	1,000	1,007,500
Language Line, LLC
Term Loan, 6.25%, Maturing June 20, 2016	2,361	2,372,837
Meritas LLC
Term Loan, 7.50%, Maturing July 28, 2017	879	865,569
Mitchell International, Inc
Term Loan, 2.63%, Maturing March 28, 2014	960	930,907
Term Loan - Second Lien, 5.88%, Maturing March 30, 2015	1,000	975,000
MSCI, Inc.
Term Loan, 3.75%, Maturing March 14, 2017	3,188	3,192,935
N.E.W. Holdings I, LLC
Term Loan, 6.00%, Maturing March 23, 2016	1,622	1,551,345
Oz Management LP
Term Loan, Maturing November 15, 2016(3)	1,500	1,267,500
Protection One Alarm Monitoring, Inc.
Term Loan, 6.00%, Maturing June 4, 2016	1,672	1,684,325
Quantum Corporation
Term Loan, 3.74%, Maturing July 14, 2014	82	81,098
Quintiles Transnational Corp.
Term Loan, 5.00%, Maturing June 8, 2018	4,826	4,813,686
Sabre, Inc.
Term Loan, 2.33%, Maturing September 30, 2014	7,231	6,805,982
Sensus USA Inc.
Term Loan, 4.75%, Maturing May 9, 2017	769	771,591
Term Loan - Second Lien, 8.50%, Maturing May 9, 2018	1,000	997,500
Softlayer Technologies, Inc.
Term Loan, 7.25%, Maturing November 5, 2016	718	720,890
Sungard Data Systems, Inc.
Term Loan, 2.00%, Maturing February 28, 2014	1,557	1,552,130
Term Loan, 4.06%, Maturing February 26, 2016	7,114	7,113,827
SymphonyIRI Group, Inc.
Term Loan, 5.00%, Maturing December 1, 2017	945	942,887
Trans Union, LLC
Term Loan, 4.75%, Maturing February 12, 2018	3,233	3,245,249

		N(000.000.000	N(000.000.000
Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Travelport LLC
Term Loan, 5.08%, Maturing August 21, 2015		584	$498,457
Term Loan, 5.08%, Maturing August 21, 2015		682	581,981
Term Loan, 5.08%, Maturing August 21, 2015		2,262	1,931,125
Term Loan, 5.80%, Maturing August 21, 2015	EUR	741	827,644
U.S. Security Holdings, Inc.
Term Loan, 6.00%, Maturing July 28, 2017		134	135,147
Term Loan, 6.00%, Maturing July 28, 2017		689	692,243
West Corporation
Term Loan, 4.50%, Maturing July 15, 2016		747	750,058
Term Loan, 4.62%, Maturing July 15, 2016		2,126	2,133,943

			$85,883,360

Cable and Satellite Television — 7.1%
Atlantic Broadband Finance, LLC
Term Loan, 4.00%, Maturing March 8, 2016		1,401	$1,397,986
BBHI Acquisition LLC
Term Loan, 4.50%, Maturing December 14, 2017		1,411	1,409,868
Bragg Communications Incorporated
Term Loan, Maturing February 15, 2018(3)		450	446,625
Cequel Communications, LLC
Term Loan, 4.00%, Maturing February 11, 2019		4,950	4,911,088
Charter Communications Operating, LLC
Term Loan, 3.83%, Maturing September 6, 2016		987	982,465
Crown Media Holdings, Inc.
Term Loan, 5.75%, Maturing July 14, 2018		1,920	1,929,751
CSC Holdings, Inc.
Term Loan, 3.24%, Maturing March 29, 2016		3,730	3,708,605
Kabel Deutschland GMBH
Term Loan, 4.25%, Maturing February 1, 2019		1,200	1,199,437
Lavena Holdings 4 GmbH
Term Loan, 3.68%, Maturing March 6, 2015	EUR	369	428,889
Term Loan, 4.06%, Maturing March 4, 2016	EUR	369	428,889
Term Loan, 8.43%, Maturing March 6, 2017(4)	EUR	451	384,577
Term Loan - Second Lien, 5.18%, Maturing September 2, 2016	EUR	565	563,785
MCC Iowa LLC
Term Loan, 1.94%, Maturing January 30, 2015		3,762	3,649,493
Mediacom Broadband LLC
Term Loan, 4.50%, Maturing October 23, 2017		1,650	1,642,657
Mediacom Illinois, LLC
Term Loan, 1.94%, Maturing January 30, 2015		3,893	3,756,956
Mediacom LLC
Term Loan, 4.50%, Maturing October 23, 2017		911	906,564
NDS Finance Limited
Term Loan, 4.00%, Maturing March 12, 2018		1,514	1,508,265
NXP Semiconductors Netherlands B.V.
Term Loan, Maturing February 15, 2019(3)		1,825	1,798,766
P7S1 Broadcasting Holding II B.V.
Term Loan, 3.52%, Maturing July 1, 2016	EUR	1,781	2,247,814
UPC Broadband Holding B.V.
Term Loan, 4.47%, Maturing December 31, 2016	EUR	2,614	3,400,278
Term Loan, 4.72%, Maturing December 29, 2017	EUR	1,732	2,273,488
UPC Financing Partnership
Term Loan, 3.77%, Maturing December 30, 2016		429	424,034
Term Loan, 3.77%, Maturing December 29, 2017		1,410	1,395,926
Term Loan, 4.75%, Maturing December 29, 2017		425	425,354

			$41,221,560

		N(000.000.000	N(000.000.000
Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Chemicals and Plastics — 6.0%
Ashland, Inc.
Term Loan, 3.75%, Maturing August 23, 2018		2,193	$2,204,786
AZ Chem US Inc.
Term Loan, 7.25%, Maturing December 22, 2017		1,500	1,518,124
General Chemical Corporation
Term Loan, 5.00%, Maturing October 6, 2015		624	625,538
Harko C.V.
Term Loan, 5.75%, Maturing August 2, 2017		574	577,864
Houghton International, Inc.
Term Loan, 6.75%, Maturing January 29, 2016		914	918,667
Huntsman International, LLC
Term Loan, 2.58%, Maturing June 30, 2016		855	839,925
Term Loan, 2.90%, Maturing April 19, 2017		1,563	1,543,669
Ineos Holdings Limited
Term Loan, 9.00%, Maturing June 16, 2015	EUR	1,250	1,712,837
Ineos US Finance LLC
Term Loan, 8.00%, Maturing December 16, 2014		294	305,322
MacDermid, Inc.
Term Loan, 2.24%, Maturing April 11, 2014		478	475,957
Momentive Performance Materials USA Inc.
Term Loan, 3.75%, Maturing May 5, 2015		3,254	3,183,068
Momentive Specialty Chemicals Inc.
Term Loan, 4.06%, Maturing May 5, 2015		1,869	1,834,227
Term Loan, 4.38%, Maturing May 5, 2015		478	467,950
Term Loan, 4.38%, Maturing May 5, 2015		843	826,809
Norit NV
Term Loan, 6.75%, Maturing July 7, 2017		1,397	1,389,517
Omnova Solutions Inc.
Term Loan, 5.75%, Maturing May 31, 2017		988	989,352
Rockwood Specialties Group, Inc.
Term Loan, 3.50%, Maturing February 9, 2018		2,376	2,391,221
Schoeller Arca Systems Holding B.V.
Term Loan, 5.98%, Maturing November 16, 2015	EUR	72	68,595
Term Loan, 5.98%, Maturing November 16, 2015	EUR	206	195,577
Term Loan, 5.98%, Maturing November 16, 2015	EUR	222	210,460
Solutia, Inc.
Term Loan, 3.50%, Maturing August 1, 2017		2,351	2,354,998
Styron S.A.R.L, LLC
Term Loan, 6.01%, Maturing August 2, 2017		4,118	3,741,657
Taminco Global Chemical Corporation
Term Loan, Maturing February 15, 2019(3)		425	428,453
Tronox, Inc.
Term Loan, 0.00%, Maturing February 9, 2018(2)		354	354,455
Term Loan, 4.25%, Maturing February 8, 2018		1,296	1,299,670
Univar Inc.
Term Loan, 5.00%, Maturing June 30, 2017		4,752	4,734,391

			$35,193,089

Clothing/Textiles — 0.2%
Phillips-Van Heusen Corporation
Term Loan, 3.50%, Maturing May 6, 2016		620	$622,935
Warnaco Inc.
Term Loan, 3.75%, Maturing June 15, 2018		547	546,552

			$1,169,487

Conglomerates — 2.2%
Jason Incorporated
Term Loan, 7.75%, Maturing September 22, 2014		249	246,881
Term Loan, 8.25%, Maturing September 21, 2014		191	$190,254
Term Loan, 8.25%, Maturing September 22, 2014		76	75,745

	N(000.000.000	N(000.000.000
Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Rexnord Corporation
Term Loan, 2.50%, Maturing July 19, 2013	333	$330,422
Term Loan, 2.95%, Maturing July 19, 2013	4,425	4,408,406
RGIS Holdings LLC
Term Loan, 3.08%, Maturing April 30, 2014	128	126,403
Term Loan, 3.08%, Maturing April 30, 2014	2,560	2,528,069
Spectrum Brands, Inc.
Term Loan, 5.00%, Maturing June 17, 2016	2,542	2,551,404
Walter Energy, Inc.
Term Loan, 4.00%, Maturing April 2, 2018	2,500	2,493,654

		$12,951,238

Containers and Glass Products — 2.9%
Berry Plastics Corporation
Term Loan, 2.25%, Maturing April 3, 2015	1,847	$1,802,891
BWAY Corporation
Term Loan, 4.50%, Maturing February 23, 2018	160	160,278
Term Loan, 4.50%, Maturing February 23, 2018	1,737	1,738,703
Consolidated Container Company LLC
Term Loan - Second Lien, 5.75%, Maturing September 28, 2014	1,000	952,500
Graphic Packaging International, Inc.
Term Loan, 3.12%, Maturing May 16, 2014	1,136	1,138,631
Hilex Poly Co. LLC
Term Loan, 11.25%, Maturing November 16, 2015	900	915,750
Pelican Products, Inc.
Term Loan, 5.00%, Maturing March 7, 2017	780	777,881
Reynolds Group Holdings Inc.
Term Loan, 6.50%, Maturing February 9, 2018	2,970	3,005,600
Term Loan, 6.50%, Maturing August 9, 2018	3,133	3,170,617
Sealed Air Corporation
Term Loan, 4.75%, Maturing October 3, 2018	714	722,784
Smurfit Kappa Acquisitions
Term Loan, 3.71%, Maturing December 31, 2014	1,325	1,331,770
Term Loan, 3.96%, Maturing December 31, 2014	1,325	1,331,770

		$17,049,175

Cosmetics/Toiletries — 0.8%
Bausch & Lomb, Inc.
Term Loan, 3.49%, Maturing April 24, 2015	678	$676,107
Term Loan, 3.76%, Maturing April 24, 2015	2,777	2,770,566
KIK Custom Products, Inc.
Term Loan - Second Lien, 5.26%, Maturing November 28, 2014	1,075	720,250
Prestige Brands, Inc.
Term Loan, 5.25%, Maturing January 31, 2019	550	553,380

		$4,720,303

Drugs — 1.7%
Aptalis Pharma, Inc.
Term Loan, 5.50%, Maturing February 10, 2017	2,109	$2,102,160
Capsugel Holdings US, Inc.
Term Loan, 5.25%, Maturing August 1, 2018	1,446	1,457,448
Endo Pharmaceuticals Holdings Inc.
Term Loan, 4.00%, Maturing June 18, 2018	566	568,659
Valeant Pharmaceuticals International
Term Loan, 3.75%, Maturing February 8, 2019	1,100	1,096,018
Warner Chilcott Company, LLC
Term Loan, 3.75%, Maturing March 17, 2016	574	573,641
Term Loan, 4.25%, Maturing March 15, 2018	902	902,241
Warner Chilcott Corporation
Term Loan, 4.25%, Maturing March 15, 2018	1,804	1,804,481

		N(000.000.000	N(000.000.000
Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
WC Luxco S.a.r.l.
Term Loan, 4.25%, Maturing March 15, 2018		1,240	$1,240,581

			$9,745,229

Ecological Services and Equipment — 0.0%(5)
Viking Consortium Borrower Limited
Term Loan - Second Lien, 6.83%, Maturing March 31, 2016(4)	GBP	515	$278,505

			$278,505

Electronics/Electrical — 10.4%
Aeroflex Incorporated
Term Loan, 4.25%, Maturing May 9, 2018		2,173	$2,124,043
Aspect Software, Inc.
Term Loan, 6.25%, Maturing May 6, 2016		2,753	2,763,559
Attachmate Corporation
Term Loan, 6.50%, Maturing April 27, 2017		3,530	3,521,487
Cinedigm Digital Funding I, LLC
Term Loan, 5.25%, Maturing April 29, 2016		600	593,861
CommScope, Inc.
Term Loan, 5.00%, Maturing January 14, 2018		2,283	2,291,169
Dealer Computer Services, Inc.
Term Loan, 3.75%, Maturing April 20, 2018		2,338	2,349,933
DG FastChannel, Inc.
Term Loan, 5.75%, Maturing July 26, 2018		1,816	1,790,907
Eagle Parent, Inc.
Term Loan, 5.00%, Maturing May 16, 2018		2,935	2,891,221
Edwards (Cayman Islands II) Limited
Term Loan, 5.50%, Maturing May 31, 2016		499	491,259
Term Loan, 5.50%, Maturing May 31, 2016		1,386	1,366,942
FCI International
Term Loan, 3.62%, Maturing November 1, 2013		137	134,197
Term Loan, 3.62%, Maturing November 1, 2013		137	134,197
Term Loan, 3.62%, Maturing November 1, 2013		143	139,393
Term Loan, 3.62%, Maturing November 1, 2013		143	139,393
Freescale Semiconductor, Inc.
Term Loan, 4.52%, Maturing December 1, 2016		4,485	4,366,450
Infor Enterprise Solutions Holdings, Inc.
Term Loan, 5.00%, Maturing July 28, 2015		1,442	1,413,358
Term Loan, 5.74%, Maturing March 3, 2014		500	451,750
Term Loan, 6.00%, Maturing July 28, 2015		1,616	1,575,795
Term Loan, 6.00%, Maturing July 28, 2015		3,098	3,036,731
Term Loan - Second Lien, 6.49%, Maturing March 3, 2014		183	165,229
Term Loan - Second Lien, 6.49%, Maturing March 3, 2014		317	289,987
Microsemi Corporation
Term Loan, 4.00%, Maturing February 2, 2018		1,771	1,772,776
NeuStar, Inc.
Term Loan, 5.00%, Maturing November 8, 2018		1,072	1,077,674
Nxp B.V.
Term Loan, 4.50%, Maturing March 3, 2017		3,052	3,004,886
Term Loan, 5.50%, Maturing March 3, 2017		1,172	1,171,086
Open Solutions, Inc.
Term Loan, 2.69%, Maturing January 23, 2014		2,838	2,653,225
Rocket Software, Inc.
Term Loan, 7.00%, Maturing February 8, 2018		1,500	1,503,750
Term Loan - Second Lien, 10.25%, Maturing February 8, 2019		750	756,562
SafeNet Inc.
Term Loan, 2.74%, Maturing April 12, 2014		1,936	1,893,649
Sensata Technologies Finance Company, LLC
Term Loan, 4.00%, Maturing May 11, 2018		3,955	3,957,170

	N(000.000.000	N(000.000.000
Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Serena Software, Inc.
Term Loan, 4.54%, Maturing March 10, 2016	991	$976,353
Shield Finance Co. S.A.R.L.
Term Loan, 7.75%, Maturing June 15, 2016	931	928,797
SkillSoft Corporation
Term Loan, 6.50%, Maturing May 26, 2017	299	302,617
Term Loan, 6.50%, Maturing May 26, 2017	978	989,393
Sophia, L.P.
Term Loan, 6.25%, Maturing July 19, 2018	1,575	1,596,656
Spansion LLC
Term Loan, 4.75%, Maturing February 9, 2015	552	552,762
Sunquest Information Systems, Inc.
Term Loan, 6.25%, Maturing December 16, 2016	844	847,843
VeriFone Inc.
Term Loan, 4.25%, Maturing December 28, 2018	575	577,228
Vertafore, Inc.
Term Loan, 5.25%, Maturing July 29, 2016	1,109	1,097,715
Web.com Group, Inc.
Term Loan, 7.00%, Maturing October 27, 2017	2,925	2,863,252

		$60,554,255

Equipment Leasing — 1.4%
BakerCorp International, Inc.
Term Loan, 5.00%, Maturing June 1, 2018	1,945	$1,948,290
Delos Aircraft Inc.
Term Loan, 7.00%, Maturing March 17, 2016	1,625	1,633,599
Flying Fortress Inc.
Term Loan, 5.00%, Maturing February 23, 2017	3,800	3,795,843
International Lease Finance Corp.
Term Loan, 6.75%, Maturing March 17, 2015	950	956,033

		$8,333,765

Farming/Agriculture — 0.3%
Wm. Bolthouse Farms, Inc.
Term Loan, 5.51%, Maturing February 11, 2016	1,567	$1,570,804

		$1,570,804

Financial Intermediaries — 6.0%
AmWINS Group, Inc.
Term Loan, 4.83%, Maturing June 8, 2013	948	$938,638
Term Loan - Second Lien, 6.07%, Maturing June 8, 2014	500	491,250
Asset Acceptance Capital Corp.
Term Loan, 8.75%, Maturing November 8, 2017	1,450	1,442,750
CB Richard Ellis Services, Inc.
Term Loan, 3.49%, Maturing March 5, 2018	768	765,332
Term Loan, 3.75%, Maturing September 4, 2019	725	722,814
Citco III Limited
Term Loan, 5.50%, Maturing June 29, 2018	1,866	1,809,656
Fifth Third Processing Solutions, LLC
Term Loan, 4.50%, Maturing November 3, 2016	1,387	1,391,291
First Data Corporation
Term Loan, 2.99%, Maturing September 24, 2014	257	246,401
Term Loan, 2.99%, Maturing September 24, 2014	1,239	1,187,672
Term Loan, 2.99%, Maturing September 24, 2014	2,988	2,865,289
Term Loan, 4.24%, Maturing March 23, 2018	1,636	1,472,151
Grosvenor Capital Management Holdings, LLP
Term Loan, 4.31%, Maturing December 5, 2016	1,350	1,299,767
Hamilton Lane Advisors, LLC
Term Loan, Maturing February 28, 2018(3)	825	827,063

		N(000.000.000	N(000.000.000
Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Harbourvest Partners, LLC
Term Loan, 6.25%, Maturing December 16, 2016		1,216	$1,223,168
iPayment, Inc.
Term Loan, 5.75%, Maturing May 8, 2017		1,034	1,031,868
LPL Holdings, Inc.
Term Loan, 4.25%, Maturing June 25, 2015		3,152	3,163,618
Term Loan, 5.25%, Maturing June 28, 2017		2,337	2,360,350
Mercury Payment Systems Canada, LLC
Term Loan, 6.50%, Maturing July 3, 2017		721	724,531
MIP Delaware, LLC
Term Loan, 5.50%, Maturing July 12, 2018		1,030	1,032,807
Nuveen Investments, Inc.
Term Loan, 5.81%, Maturing May 12, 2017		2,616	2,618,907
Term Loan, 5.82%, Maturing May 13, 2017		1,811	1,805,908
Term Loan, 7.25%, Maturing May 13, 2017		1,600	1,624,000
RJO Holdings Corp.
Term Loan, 6.25%, Maturing December 10, 2015(6)		15	12,487
Term Loan, 7.00%, Maturing December 10, 2015(6)		485	366,670
RPI Finance Trust
Term Loan, 4.00%, Maturing May 9, 2018		3,930	3,927,794

			$35,352,182

Food Products — 5.0%
American Seafoods Group LLC
Term Loan, 4.25%, Maturing March 8, 2018		736	$710,192
Dean Foods Company
Term Loan, 2.08%, Maturing April 2, 2014		3,660	3,607,969
Del Monte Foods Company
Term Loan, 4.50%, Maturing March 8, 2018		4,902	4,837,290
Dole Food Company Inc.
Term Loan, 5.04%, Maturing July 6, 2018		1,097	1,104,129
High Liner Foods Incorporated
Term Loan, 7.00%, Maturing January 3, 2018		725	728,172
JBS USA Holdings Inc.
Term Loan, 4.25%, Maturing May 25, 2018		1,119	1,121,054
Michael Foods Group, Inc.
Term Loan, 4.25%, Maturing February 23, 2018		765	764,475
NBTY, Inc.
Term Loan, 4.25%, Maturing October 2, 2017		3,909	3,916,494
Pierre Foods, Inc.
Term Loan, 7.00%, Maturing September 30, 2016		2,879	2,891,326
Pinnacle Foods Finance LLC
Term Loan, 2.84%, Maturing April 2, 2014		7,390	7,364,268
Solvest Ltd.
Term Loan, 5.03%, Maturing July 6, 2018		2,037	2,050,525

			$29,095,894

Food Service — 5.8%
Aramark Corporation
Term Loan, 2.17%, Maturing January 27, 2014		194	$192,653
Term Loan, 3.08%, Maturing January 27, 2014	GBP	1,188	1,865,579
Term Loan, 3.55%, Maturing July 26, 2016		348	346,912
Term Loan, 3.83%, Maturing January 27, 2014		2,401	2,388,667
Term Loan, 3.83%, Maturing July 26, 2016		5,298	5,275,035
Buffets, Inc.
Term Loan, 0.00%, Maturing April 21, 2015(4)(7)		1,422	630,478
Term Loan, 0.00%, Maturing April 22, 2015(4)(7)		143	63,215
Burger King Corporation
Term Loan, 4.50%, Maturing October 19, 2016		5,939	5,932,664

		N(000.000.000	N(000.000.000
Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Denny’s Inc.
Term Loan, 5.25%, Maturing September 30, 2016		673	$674,462
DineEquity, Inc.
Term Loan, 4.28%, Maturing October 19, 2017		1,590	1,591,264
Dunkin’ Brands, Inc.
Term Loan, 4.00%, Maturing November 23, 2017		3,439	3,436,349
OSI Restaurant Partners, LLC
Term Loan, 2.56%, Maturing June 14, 2014		6,337	6,209,236
Term Loan, 5.15%, Maturing June 14, 2013		588	575,716
Sagittarius Restaurants, LLC
Term Loan, 7.51%, Maturing May 18, 2015		485	485,763
Selecta
Term Loan - Second Lien, 5.64%, Maturing December 28, 2015	EUR	741	634,508
U.S. Foodservice, Inc.
Term Loan, 2.74%, Maturing July 3, 2014		2,982	2,886,178
Wendy’s/Arby’s Restaurants, LLC
Term Loan, 5.00%, Maturing May 24, 2017		936	938,871

			$34,127,550

Food/Drug Retailers — 4.2%
Alliance Boots Holdings Limited
Term Loan, 3.36%, Maturing July 9, 2015	EUR	1,000	$1,269,756
Term Loan, 3.60%, Maturing July 9, 2015	GBP	2,000	2,918,506
General Nutrition Centers, Inc.
Term Loan, 4.25%, Maturing March 2, 2018		4,238	4,234,322
Pantry, Inc. (The)
Term Loan, 2.00%, Maturing May 15, 2014		224	220,056
Term Loan, 2.00%, Maturing May 15, 2014		779	764,195
Rite Aid Corporation
Term Loan, 2.01%, Maturing June 4, 2014		8,358	8,208,581
Term Loan, 4.50%, Maturing March 2, 2018		2,405	2,369,410
Roundy’s Supermarkets, Inc.
Term Loan, 5.75%, Maturing February 8, 2019		1,100	1,103,438
Supervalu Inc.
Term Loan, 4.50%, Maturing April 28, 2018		3,647	3,653,124

			$24,741,388

Health Care — 16.6%
1-800 Contacts, Inc.
Term Loan, 7.70%, Maturing March 4, 2015		899	$906,084
Alere, Inc.
Term Loan, 4.50%, Maturing June 30, 2017		650	647,969
Term Loan, 4.50%, Maturing June 30, 2017		2,643	2,635,114
Alliance Healthcare Services, Inc.
Term Loan, 7.25%, Maturing June 1, 2016		1,244	1,119,781
Ardent Medical Services, Inc.
Term Loan, 6.50%, Maturing September 15, 2015		2,001	2,005,815
Aveta Holdings, LLC
Term Loan, 8.50%, Maturing April 14, 2015		447	447,387
Term Loan, 8.50%, Maturing April 14, 2015		447	447,387
Biomet Inc.
Term Loan, 3.46%, Maturing March 25, 2015		6,788	6,735,195
CareStream Health, Inc.
Term Loan, 5.00%, Maturing February 25, 2017		1,712	1,628,896
Catalent Pharma Solutions
Term Loan, 4.24%, Maturing September 15, 2016		2,340	2,322,202
Term Loan, 5.25%, Maturing September 15, 2017		700	705,250
CDRL MS, Inc.
Term Loan, 6.75%, Maturing September 30, 2016		878	872,962

	N(000.000.000	N(000.000.000
Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Community Health Systems, Inc.
Term Loan, 3.00%, Maturing July 25, 2014	6,752	$6,673,851
Term Loan, 4.08%, Maturing January 25, 2017	3,386	3,352,986
Term Loan, 4.50%, Maturing July 25, 2014	347	342,783
ConMed Corporation
Term Loan, 1.75%, Maturing April 12, 2013	476	466,807
Convatec Inc.
Term Loan, 5.75%, Maturing December 22, 2016	992	991,855
CRC Health Corporation
Term Loan, 5.08%, Maturing November 16, 2015	2,034	1,835,753
Dako (EQT Project Delphi)
Term Loan - Second Lien, 4.33%, Maturing December 12, 2016	500	407,500
DaVita, Inc.
Term Loan, 4.50%, Maturing October 20, 2016	3,366	3,384,496
DJO Finance LLC
Term Loan, 3.24%, Maturing May 20, 2014	1,712	1,691,549
Drumm Investors LLC
Term Loan, 5.00%, Maturing May 4, 2018	1,994	1,886,442
Emergency Medical Services Corporation
Term Loan, 5.25%, Maturing May 25, 2018	1,992	1,993,481
Fresenius US Finance I Inc.
Term Loan, 3.50%, Maturing September 10, 2014	306	307,058
Term Loan, 3.50%, Maturing September 10, 2014	682	683,300
Grifols Inc.
Term Loan, 4.50%, Maturing February 13, 2018	3,313	3,320,951
Hanger Orthopedic Group, Inc.
Term Loan, 4.01%, Maturing December 1, 2016	743	736,003
HCA, Inc.
Term Loan, 3.49%, Maturing May 1, 2018	2,690	2,653,481
Term Loan, 3.83%, Maturing March 31, 2017	6,452	6,376,106
Health Management Associates, Inc.
Term Loan, 4.50%, Maturing November 16, 2018	1,675	1,668,849
Iasis Healthcare LLC
Term Loan, 5.00%, Maturing May 3, 2018	1,886	1,876,714
Immucor, Inc.
Term Loan, 7.25%, Maturing August 17, 2018	773	779,827
inVentiv Health, Inc.
Term Loan, 6.50%, Maturing August 4, 2016	2,121	2,051,712
Term Loan, 6.75%, Maturing May 15, 2018	1,315	1,277,254
Kindred Healthcare, Inc.
Term Loan, 5.25%, Maturing June 1, 2018	2,065	1,997,525
Kinetic Concepts, Inc.
Term Loan, 7.00%, Maturing May 4, 2018	4,575	4,665,274
Lifepoint Hospitals, Inc.
Term Loan, 3.24%, Maturing April 15, 2015	714	710,385
MedAssets, Inc.
Term Loan, 5.25%, Maturing November 16, 2016	957	960,710
Medpace, Inc.
Term Loan, 6.50%, Maturing June 16, 2017	970	936,171
Multiplan, Inc.
Term Loan, 4.75%, Maturing August 26, 2017	4,740	4,647,457
Pharmaceutical Product Development, Inc.
Term Loan, 6.25%, Maturing December 5, 2018	2,200	2,226,134
Physiotherapy Associates, Inc.
Term Loan, 7.50%, Maturing June 27, 2013	716	712,889
Prime Healthcare Services, Inc.
Term Loan, 7.25%, Maturing April 22, 2015	2,311	2,265,161
Radnet Management, Inc.
Term Loan, 5.75%, Maturing April 6, 2016	1,204	1,184,005

		N(000.000.000	N(000.000.000
Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Select Medical Corporation
Term Loan, 5.50%, Maturing May 25, 2018		3,383	$3,312,522
Sunrise Medical Holdings B.V.
Term Loan, 6.75%, Maturing May 13, 2014	EUR	245	302,066
TriZetto Group, Inc. (The)
Term Loan, 4.75%, Maturing May 2, 2018		1,667	1,663,500
Universal Health Services, Inc.
Term Loan, 3.75%, Maturing November 15, 2016		2,348	2,348,078
Vanguard Health Holding Co. II., LLC
Term Loan, 5.00%, Maturing January 29, 2016		1,769	1,770,670
VWR Funding, Inc.
Term Loan, 2.74%, Maturing June 30, 2014		2,137	2,118,237

			$97,053,584

Home Furnishings — 0.8%
Hunter Fan Company
Term Loan, 2.75%, Maturing April 16, 2014		368	$344,388
National Bedding Company LLC
Term Loan, 4.13%, Maturing November 28, 2013		1,433	1,430,759
Term Loan - Second Lien, 5.25%, Maturing February 28, 2014		2,050	2,019,250
Yankee Candle Company, Inc. (The)
Term Loan, 2.25%, Maturing February 6, 2014		651	649,210

			$4,443,607

Industrial Equipment — 2.7%
Alliance Laundry Systems LLC
Term Loan, 6.25%, Maturing September 30, 2016		853	$855,829
Butterfly Wendel US, Inc.
Term Loan, 3.25%, Maturing June 23, 2014		301	299,411
Term Loan, 4.00%, Maturing June 22, 2015		300	299,315
Colfax Corporation
Term Loan, 4.50%, Maturing January 11, 2019		1,475	1,478,550
Excelitas Technologies Corp.
Term Loan, 4.75%, Maturing November 23, 2016		988	967,750
Generac Power Systems
Term Loan, 3.75%, Maturing February 6, 2019		525	525,984
Husky Injection Molding Systems Ltd
Term Loan, 6.50%, Maturing June 30, 2018		1,494	1,511,796
Kion Group GMBH
Term Loan, 3.49%, Maturing December 23, 2014(4)		1,032	905,161
Term Loan, 3.99%, Maturing December 23, 2015(4)		1,032	905,161
Manitowoc Company, Inc. (The)
Term Loan, 4.25%, Maturing November 13, 2017		643	643,657
Polypore, Inc.
Term Loan, 2.25%, Maturing July 3, 2014		4,578	4,589,484
Schaeffler AG
Term Loan, Maturing January 27, 2017(3)		1,275	1,281,534
Terex Corporation
Term Loan, 5.50%, Maturing April 28, 2017		798	806,479
Unifrax Corporation
Term Loan, 7.00%, Maturing November 28, 2018		425	429,423

			$15,499,534

Insurance — 4.3%
Alliant Holdings I, Inc.
Term Loan, 3.58%, Maturing August 21, 2014		3,657	$3,622,173
Applied Systems, Inc
Term Loan, 5.50%, Maturing December 8, 2016		1,559	1,555,352

		N(000.000.000	N(000.000.000
Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Asurion LLC
Term Loan, 5.50%, Maturing May 24, 2018		7,589	$7,579,212
Term Loan - Second Lien, 9.00%, Maturing May 24, 2019		1,250	1,276,563
C.G. JCF Corp.
Term Loan, 3.27%, Maturing August 1, 2014		567	565,643
CCC Information Services, Inc.
Term Loan, 5.50%, Maturing November 11, 2015		1,609	1,613,710
CNO Financial Group, Inc.
Term Loan, 6.25%, Maturing September 30, 2016		1,106	1,115,584
Hub International Limited
Term Loan, 3.08%, Maturing June 13, 2014		425	418,691
Term Loan, 3.08%, Maturing June 13, 2014		1,891	1,867,819
Term Loan, 6.75%, Maturing June 13, 2014		611	612,847
Towergate Finance, PLC
Term Loan, 6.50%, Maturing August 4, 2017	GBP	1,000	1,491,469
USI Holdings Corporation
Term Loan, 2.75%, Maturing May 5, 2014		3,305	3,250,566

			$24,969,629

Leisure Goods/Activities/Movies — 7.4%
Alpha D2 Limited
Term Loan, 2.37%, Maturing December 31, 2013		864	$831,391
Term Loan, 2.37%, Maturing December 31, 2013		1,463	1,412,715
Term Loan - Second Lien, 3.74%, Maturing June 30, 2014		2,000	1,911,786
AMC Entertainment, Inc.
Term Loan, 3.49%, Maturing December 16, 2016		5,375	5,294,045
Term Loan, 4.25%, Maturing February 22, 2018		1,100	1,086,250
AMC Networks Inc.
Term Loan, 4.00%, Maturing December 31, 2018		1,493	1,488,769
Bombardier Recreational Products, Inc.
Term Loan, 2.76%, Maturing June 28, 2013		3,015	3,009,835
Bright Horizons Family Solutions, Inc.
Term Loan, 4.25%, Maturing May 28, 2015		1,034	1,033,608
Carmike Cinemas, Inc.
Term Loan, 5.50%, Maturing January 27, 2016		875	880,631
Cedar Fair, L.P.
Term Loan, 4.00%, Maturing December 15, 2017		2,219	2,221,917
Cinemark USA, Inc.
Term Loan, 3.63%, Maturing April 29, 2016		3,864	3,869,750
Clubcorp Club Operations, Inc.
Term Loan, 6.00%, Maturing November 30, 2016		2,713	2,726,276
Dave & Buster’s, Inc.
Term Loan, 5.50%, Maturing June 1, 2016		983	981,874
Fender Musical Instruments Corp.
Term Loan, 2.50%, Maturing June 9, 2014		276	267,231
Term Loan, 2.50%, Maturing June 9, 2014		547	528,911
Live Nation Entertainment, Inc.
Term Loan, 4.50%, Maturing November 7, 2016		2,579	2,584,435
Regal Cinemas, Inc.
Term Loan, 3.58%, Maturing August 23, 2017		4,010	4,000,034
Revolution Studios Distribution Company, LLC
Term Loan, 4.00%, Maturing December 21, 2014		1,010	719,544
Term Loan - Second Lien, 7.25%, Maturing June 21, 2015(6)		900	278,460
Sea World Parks & Entertainment, Inc.
Term Loan, 4.00%, Maturing August 17, 2017		1,880	1,882,455
Six Flags Theme Parks, Inc.
Term Loan, 4.25%, Maturing December 20, 2018		2,400	2,395,390

		N(000.000.000	N(000.000.000
Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Town Sports International Inc.
Term Loan, 7.00%, Maturing May 11, 2018		2,106	$2,126,741
Zuffa LLC
Term Loan, 2.25%, Maturing June 19, 2015		1,927	1,874,017

			$43,406,065

Lodging and Casinos — 3.3%
Ameristar Casinos, Inc.
Term Loan, 4.00%, Maturing April 13, 2018		1,166	$1,171,563
Caesars Entertainment Operating Company
Term Loan, 3.24%, Maturing January 28, 2015		408	382,627
Term Loan, 3.24%, Maturing January 28, 2015		750	705,134
Term Loan, 3.25%, Maturing January 28, 2015		3,489	3,281,059
Term Loan, 9.50%, Maturing October 31, 2016		2,940	3,042,165
Gala Group LTD
Term Loan, 5.75%, Maturing May 30, 2018	GBP	2,850	4,031,541
Isle of Capri Casinos, Inc.
Term Loan, 4.75%, Maturing November 1, 2013		1,039	1,042,740
Las Vegas Sands LLC
Term Loan, 1.75%, Maturing May 23, 2014		175	172,481
Term Loan, 1.75%, Maturing May 23, 2014		812	800,084
Term Loan, 2.75%, Maturing November 23, 2016		391	380,151
Term Loan, 2.75%, Maturing November 23, 2016		1,335	1,298,457
LodgeNet Entertainment Corporation
Term Loan, 6.50%, Maturing April 4, 2014		1,810	1,736,413
Penn National Gaming, Inc.
Term Loan, 3.75%, Maturing July 16, 2018		1,269	1,274,515
Tropicana Entertainment Inc.
Term Loan, 15.00%, Maturing March 8, 2013		152	168,966

			$19,487,896

Nonferrous Metals/Minerals — 1.7%
Fairmount Minerals LTD
Term Loan, 5.25%, Maturing March 15, 2017		3,662	$3,681,105
Noranda Aluminum Acquisition Corporation
Term Loan, Maturing February 24, 2019(3)		1,150	1,154,312
Novelis, Inc.
Term Loan, 4.00%, Maturing March 10, 2017		748	746,878
Term Loan, 4.00%, Maturing March 10, 2017		2,302	2,297,913
Oxbow Carbon and Mineral Holdings LLC
Term Loan, 3.91%, Maturing May 8, 2016		2,201	2,190,435

			$10,070,643

Oil and Gas — 3.2%
Buffalo Gulf Coast Terminals LLC
Term Loan, 7.50%, Maturing October 31, 2017		623	$624,996
CCS Corporation
Term Loan, 6.50%, Maturing October 17, 2014		600	602,500
Citgo Petroleum Corporation
Term Loan, 8.00%, Maturing June 24, 2015		230	233,269
Term Loan, 9.00%, Maturing June 23, 2017		2,832	2,915,061
Crestwood Holdings LLC
Term Loan, 9.50%, Maturing September 30, 2016		150	153,000
Term Loan, 10.50%, Maturing September 30, 2016		945	963,580
Frac Tech International LLC
Term Loan, 6.25%, Maturing May 6, 2016		3,805	3,789,906
Gibson Energy
Term Loan, 5.75%, Maturing June 15, 2018		2,313	2,328,558
MEG Energy Corp.
Term Loan, 4.00%, Maturing March 16, 2018		1,372	1,372,313

	N(000.000.000	N(000.000.000
Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Obsidian Natural Gas Trust
Term Loan, 7.00%, Maturing November 2, 2015	3,720	$3,747,397
Sheridan Production Partners I, LLC
Term Loan, 6.50%, Maturing April 20, 2017	120	120,270
Term Loan, 6.50%, Maturing April 20, 2017	196	196,904
Term Loan, 6.50%, Maturing April 20, 2017	1,478	1,481,357

		$18,529,111

Publishing — 4.9%
Ascend Learning
Term Loan, 7.10%, Maturing December 6, 2016	1,238	$1,222,036
Aster Zweite Beteiligungs GmbH
Term Loan, 4.80%, Maturing December 31, 2014	1,070	958,825
Term Loan, 4.80%, Maturing December 30, 2016	877	786,040
Term Loan, 4.80%, Maturing December 30, 2016	1,850	1,657,600
Cengage Learning Acquisitions, Inc.
Term Loan, 2.49%, Maturing July 3, 2014	990	920,319
GateHouse Media Operating, Inc.
Term Loan, 2.25%, Maturing August 28, 2014	643	193,156
Term Loan, 2.25%, Maturing August 28, 2014	1,507	453,173
Term Loan, 2.50%, Maturing August 28, 2014	741	222,872
Getty Images, Inc.
Term Loan, 5.25%, Maturing November 7, 2016	2,452	2,470,110
Instant Web, Inc.
Term Loan, 3.62%, Maturing August 7, 2014	187	172,839
Term Loan, 3.62%, Maturing August 7, 2014	1,792	1,658,044
Interactive Data Corp
Term Loan, 4.50%, Maturing February 12, 2018	3,072	3,071,673
Lamar Media Corporation
Term Loan, 4.00%, Maturing December 30, 2016	553	553,349
Laureate Education, Inc.
Term Loan, 5.25%, Maturing August 15, 2018	6,975	6,686,930
Medianews Group
Term Loan, 8.50%, Maturing March 19, 2014	299	291,227
Merrill Communications, LLC
Term Loan, 7.50%, Maturing December 24, 2012	2,613	2,432,390
Nelson Education Ltd.
Term Loan, 3.08%, Maturing July 3, 2014	462	392,875
Nielsen Finance LLC
Term Loan, 2.26%, Maturing August 9, 2013	915	913,286
Term Loan, 4.01%, Maturing May 2, 2016	1,958	1,967,252
SGS International, Inc.
Term Loan, 3.75%, Maturing September 30, 2013	499	493,761
Source Interlink Companies, Inc.
Term Loan, 10.75%, Maturing June 18, 2013	893	862,921
Term Loan, 15.00%, Maturing March 18, 2014(4)	677	473,859

		$28,854,537

Radio and Television — 4.4%
Clear Channel Communication
Term Loan, 3.89%, Maturing January 29, 2016	2,000	$1,650,017
Cumulus Media, Inc.
Term Loan, 5.75%, Maturing September 17, 2018	7,200	7,243,164
Entercom Radio, LLC
Term Loan, 6.27%, Maturing November 23, 2018	615	619,228
Foxco Acquisition Sub, LLC.
Term Loan, 4.75%, Maturing July 14, 2015	1,493	1,490,973
Gray Television, Inc.
Term Loan, 3.77%, Maturing December 31, 2014	706	700,084

		N(000.000.000	N(000.000.000
Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Hubbard Radio, LLC
Term Loan, 5.25%, Maturing April 28, 2017		995	$998,731
LIN Television Corp.
Term Loan, 5.00%, Maturing December 21, 2018		675	680,062
Mission Broadcasting, Inc.
Term Loan, 5.00%, Maturing September 30, 2016		586	587,293
Nexstar Broadcasting, Inc.
Term Loan, 5.00%, Maturing September 30, 2016		916	918,611
Raycom TV Broadcasting, Inc.
Term Loan, 4.50%, Maturing May 31, 2017		995	980,075
Sinclair Television Group Inc.
Term Loan, 4.00%, Maturing October 28, 2016		399	397,990
Term Loan, Maturing December 15, 2016(3)		426	427,408
Univision Communications Inc.
Term Loan, 2.24%, Maturing September 29, 2014		1,486	1,466,742
Term Loan, 4.49%, Maturing March 31, 2017		5,423	5,057,818
Weather Channel
Term Loan, 4.25%, Maturing February 13, 2017		2,258	2,264,994

			$25,483,190

Rail Industries — 0.2%
RailAmerica, Inc.
Term Loan, Maturing February 27, 2019(3)		875	$875,547

			$875,547

Retailers (Except Food and Drug) — 4.7%
99 Cents Only Stores
Term Loan, 7.00%, Maturing January 11, 2019		575	$580,955
AMSCAN Holdings, Inc.
Term Loan, 6.75%, Maturing December 4, 2017		3,224	3,229,157
FTD, Inc.
Term Loan, 4.75%, Maturing June 11, 2018		1,443	1,417,502
Harbor Freight Tools USA, Inc.
Term Loan, 6.50%, Maturing December 22, 2017		2,043	2,064,425
J Crew Group, Inc.
Term Loan, 4.75%, Maturing March 7, 2018		1,811	1,780,596
Jo-Ann Stores, Inc.
Term Loan, 4.75%, Maturing March 16, 2018		1,990	1,971,900
Michaels Stores, Inc.
Term Loan, 5.13%, Maturing July 31, 2016		1,852	1,845,460
Neiman Marcus Group, Inc. (The)
Term Loan, 4.75%, Maturing May 16, 2018		3,450	3,427,889
Petco Animal Supplies, Inc.
Term Loan, 4.50%, Maturing November 24, 2017		2,362	2,357,279
Pilot Travel Centers LLC
Term Loan, 4.25%, Maturing March 30, 2018		1,991	1,999,396
Savers, Inc.
Term Loan, 4.25%, Maturing March 3, 2017		1,278	1,281,967
ServiceMaster Company
Term Loan, 2.75%, Maturing July 24, 2014		269	266,338
Term Loan, 2.83%, Maturing July 24, 2014		2,702	2,674,474
Visant Holding Corp.
Term Loan, 5.25%, Maturing December 22, 2016		1,507	1,451,437
Vivarte SA
Term Loan, 3.16%, Maturing March 9, 2015	EUR	29	29,775
Term Loan, 3.16%, Maturing March 9, 2015	EUR	62	65,101
Term Loan, 3.16%, Maturing March 9, 2015	EUR	347	361,843
Term Loan, 3.79%, Maturing March 8, 2016	EUR	440	459,243
Term Loan, 3.79%, Maturing May 29, 2016	EUR	18	19,177
Term Loan, 3.79%, Maturing May 29, 2016	EUR	71	74,185

			$27,358,099

		N(000.000.000	N(000.000.000
Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Steel — 0.2%
JMC Steel Group, Inc.
Term Loan, 4.75%, Maturing April 3, 2017		769	$770,149
SunCoke Energy, Inc.
Term Loan, 4.00%, Maturing July 26, 2018		572	573,556

			$1,343,705

Surface Transport — 1.1%
Hertz Corporation (The)
Term Loan, 3.75%, Maturing March 9, 2018		3,945	$3,941,077
Swift Transportation Co. Inc.
Term Loan, 6.00%, Maturing December 21, 2016		2,227	2,232,955

			$6,174,032

Telecommunications — 5.0%
Alaska Communications Systems Holdings, Inc.
Term Loan, 5.50%, Maturing October 21, 2016		2,054	$1,900,181
Cellular South, Inc.
Term Loan, 4.50%, Maturing July 27, 2017		945	949,976
Crown Castle International Corporation
Term Loan, 4.00%, Maturing January 25, 2019		2,100	2,093,251
Intelsat Jackson Holdings S.A.
Term Loan, 5.25%, Maturing April 2, 2018		11,687	11,728,082
Macquarie UK Broadcast Limited
Term Loan, 2.99%, Maturing December 1, 2014	GBP	828	1,186,782
MetroPCS Wireless, Inc.
Term Loan, 4.11%, Maturing November 4, 2016		984	978,058
Term Loan, 4.01%, Maturing March 16, 2018		4,516	4,499,851
NTELOS Inc.
Term Loan, 4.00%, Maturing August 7, 2015		1,214	1,210,985
SBA Finance
Term Loan, 3.75%, Maturing June 29, 2018		1,045	1,046,926
Syniverse Technologies, Inc.
Term Loan, 5.25%, Maturing December 21, 2017		992	997,940
Telesat Canada
Term Loan, 3.25%, Maturing October 31, 2014		155	154,995
Term Loan, 3.25%, Maturing October 31, 2014		1,804	1,804,357
TowerCo Finance LLC
Term Loan, 5.25%, Maturing February 2, 2017		744	747,167

			$29,298,551

Utilities — 3.3%
AES Corporation
Term Loan, 4.25%, Maturing June 1, 2018		2,903	$2,909,415
BRSP, LLC
Term Loan, 7.50%, Maturing June 4, 2014		757	766,543
Calpine Corporation
Term Loan, 4.50%, Maturing April 2, 2018		1,070	1,062,494
Term Loan, 4.50%, Maturing April 2, 2018		3,151	3,132,596
Dynegy Midwest Generation LLC
Term Loan, 9.25%, Maturing August 4, 2016		574	570,797
Dynegy Power, LLC
Term Loan, 9.25%, Maturing August 4, 2016		1,047	1,080,629
Equipower Resources Holdings LLC
Term Loan, 5.75%, Maturing January 26, 2018		602	569,159
Invenergy LLC
Term Loan, 9.00%, Maturing November 22, 2017		850	837,250
NRG Energy, Inc.
Term Loan, 4.00%, Maturing July 2, 2018		4,950	4,943,249

	N(000.000.000	N(000.000.000
Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Texas Competitive Electric Holdings Company, LLC
Term Loan, 4.76%, Maturing October 10, 2017	6,000	$3,362,699

		$19,234,831

Total Senior Floating-Rate Interests (identified cost $850,326,245)		$844,908,591

Corporate Bonds & Notes — 8.0%

Security	Principal Amount* (000’s omitted)	Value
Automotive — 0.0%(5)
American Axle & Manufacturing Holdings, Inc., Sr. Notes
9.25%, 1/15/17(8)	135	$151,875

		$151,875

Building and Development — 0.3%
AMO Escrow Corp., Sr. Notes
11.50%, 12/15/17(8)	2,038	$1,864,770

		$1,864,770

Business Equipment and Services — 0.4%
Brocade Communications Systems, Inc., Sr. Notes
6.625%, 1/15/18	40	$42,300
6.875%, 1/15/20	40	44,900
Education Management, LLC, Sr. Notes
8.75%, 6/1/14	445	449,450
RSC Equipment Rental, Inc., Sr. Notes
10.00%, 7/15/17(8)	750	873,750
SunGard Data Systems, Inc., Sr. Notes
10.625%, 5/15/15	625	664,062

		$2,074,462

Chemicals and Plastics — 0.8%
INEOS Finance, PLC, Sr. Notes
7.25%, 2/15/19(8)(9)	EUR 1,000	$1,332,299
8.375%, 2/15/19(8)	1,950	2,076,750
Styrolution Group GmbH, Sr. Notes
7.625%, 5/15/16(8)	EUR 1,225	1,407,658

		$4,816,707

Conglomerates — 0.0%(5)
RBS Global & Rexnord Corp.
11.75%, 8/1/16	175	$186,813

		$186,813

Containers and Glass Products — 0.2%
Berry Plastics Corp., Sr. Notes
5.322%, 2/15/15(9)	1,000	$1,008,750

		$1,008,750

Cosmetics/Toiletries — 0.3%
Revlon Consumer Products Corp.
9.75%, 11/15/15(8)	1,420	$1,542,475

		$1,542,475

	N(000.000.000	N(000.000.000
Security	Principal Amount* (000’s omitted)	Value
Equipment Leasing — 0.3%
International Lease Finance Corp., Sr. Notes
5.65%, 6/1/14	1,000	$1,027,500
6.75%, 9/1/16(8)	400	439,000
7.125%, 9/1/18(8)	400	450,000

		$1,916,500

Financial Intermediaries — 0.9%
First Data Corp., Sr. Notes
7.375%, 6/15/19(8)	1,000	$1,016,250
Ford Motor Credit Co., LLC, Sr. Notes
12.00%, 5/15/15	2,250	2,846,277
8.00%, 12/15/16	260	309,670
UPCB Finance II, Ltd., Sr. Notes
6.375%, 7/1/20(8)	EUR 1,000	1,332,299

		$5,504,496

Forest Products — 0.0%(5)
Verso Paper Holdings, LLC/Verso Paper, Inc.
11.375%, 8/1/16	150	$67,500

		$67,500

Health Care — 0.1%
Accellent, Inc., Sr. Notes
8.375%, 2/1/17	180	$183,375
Biomet, Inc.
10.375%, 10/15/17(4)	125	136,719

		$320,094

Industrial Equipment — 0.2%
Terex Corp., Sr. Notes
10.875%, 6/1/16	1,000	$1,141,250

		$1,141,250

Insurance — 0.0%(5)
Alliant Holdings I, Inc.
11.00%, 5/1/15(8)	50	$52,813
HUB International Holdings, Inc., Sr. Notes
9.00%, 12/15/14(8)	140	143,850
USI Holdings Corp.
4.378%, 11/15/14(8)(9)	75	69,937

		$266,600

Leisure Goods/Activities/Movies — 0.1%
AMC Entertainment, Inc., Sr. Notes
8.75%, 6/1/19	85	$89,038
Royal Caribbean Cruises, Sr. Notes
7.00%, 6/15/13	105	111,037
6.875%, 12/1/13	40	42,650
7.25%, 6/15/16	25	27,563
7.25%, 3/15/18	50	54,250

		$324,538

Lodging and Casinos — 1.0%
Buffalo Thunder Development Authority
9.375%, 12/15/14(7)(8)	535	$187,250
Caesars Operating Escrow, LLC, Sr. Notes
8.50%, 2/15/20(8)	2,375	2,428,437
CCM Merger, Inc.
8.00%, 8/1/13(8)	65	64,675
Harrah’s Operating Co., Inc., Sr. Notes
11.25%, 6/1/17	1,000	1,100,000
Inn of the Mountain Gods Resort & Casino, Sr. Notes
8.75%, 11/30/20(8)	120	117,900

	N(000.000.000	N(000.000.000
Security	Principal Amount* (000’s omitted)	Value
Mohegan Tribal Gaming Authority, Sr. Sub. Notes
8.00%, 4/1/12	165	$141,075
7.125%, 8/15/14	240	170,400
6.875%, 2/15/15	260	184,600
Peninsula Gaming, LLC
10.75%, 8/15/17(8)	1,000	1,103,750
Tunica-Biloxi Gaming Authority, Sr. Notes
9.00%, 11/15/15(8)	345	335,513
Waterford Gaming, LLC, Sr. Notes
8.625%, 9/15/14(6)(8)	218	125,759

		$5,959,359

Nonferrous Metals/Minerals — 0.2%
Cloud Peak Energy Resources, LLC/Cloud Peak Energy Finance Corp.
8.25%, 12/15/17	1,000	$1,072,500
8.50%, 12/15/19	335	365,987

		$1,438,487

Oil and Gas — 0.1%
Petroleum Development Corp., Sr. Notes
12.00%, 2/15/18	135	$147,825
Quicksilver Resources, Inc., Sr. Notes
11.75%, 1/1/16	135	144,450
SESI, LLC, Sr. Notes
6.875%, 6/1/14	65	65,650

		$357,925

Publishing — 0.5%
Laureate Education, Inc.
11.00%, 8/15/15(8)	1,100	$1,133,000
11.25%, 8/15/15(8)	1,349	1,403,328
12.75%, 8/15/17(8)	105	112,088

		$2,648,416

Radio and Television — 0.3%
Entravision Communications Corp., Sr. Notes
8.75%, 8/1/17(8)	1,000	$1,062,500
XM Satellite Radio Holdings, Inc.
13.00%, 8/1/14(8)	480	549,000

		$1,611,500

Rail Industries — 0.1%
American Railcar Industry, Sr. Notes
7.50%, 3/1/14	195	$197,925
Kansas City Southern Mexico, Sr. Notes
8.00%, 2/1/18	500	558,750

		$756,675

Retailers (Except Food and Drug) — 0.1%
Amscan Holdings, Inc., Sr. Sub. Notes
8.75%, 5/1/14	455	$459,550
Toys “R” Us
10.75%, 7/15/17	235	261,731
Toys “R” Us, Sr. Notes
7.875%, 4/15/13	70	72,625

		$793,906

Steel — 0.0%
RathGibson, Inc., Sr. Notes
11.25%, 2/15/14(6)(7)	495	$0

		$0

Telecommunications — 0.4%
Avaya, Inc., Sr. Notes
9.75%, 11/1/15	840	$844,200
Hughes Satellite Systems Corp., Sr. Notes
6.50%, 6/15/19(8)	1,000	1,065,000

	N(000.000.000	N(000.000.000
Security	Principal Amount* (000’s omitted)	Value
Intelsat Bermuda, Ltd.
11.25%, 6/15/16	205	$217,300
Telesat Canada/Telesat, LLC, Sr. Notes
11.00%, 11/1/15	405	433,856

		$2,560,356

Utilities — 1.7%
Calpine Corp., Sr. Notes
7.50%, 2/15/21(8)	5,100	$5,559,000
7.875%, 1/15/23(8)	3,825	4,188,375
Reliant Energy, Inc., Sr. Notes
7.625%, 6/15/14	20	20,500

		$9,767,875

Total Corporate Bonds & Notes (identified cost $45,957,370)		$47,081,329

Asset-Backed Securities — 0.7%

Security	Principal Amount (000’s omitted)	Value
Alzette European CLO SA, Series 2004-1A, Class E2, 7.046%, 12/15/20(9)	$400	$330,641
Avalon Capital Ltd. 3, Series 1A, Class D, 2.442%, 2/24/19(8)(9)	589	464,160
Babson Ltd., Series 2005-1A, Class C1, 2.517%, 4/15/19(8)(9)	753	555,390
Centurion CDO 8 Ltd., Series 2005-8A, Class D, 6.038%, 3/8/17(9)	985	807,919
Centurion CDO 9 Ltd., Series 2005-9A, Class D1, 5.317%, 7/17/19(9)	750	577,772
Comstock Funding Ltd., Series 2006-1A, Class D, 4.739%, 5/30/20(8)(9)	692	514,638
First CLO Ltd., Series 2004-1A1, Class C, 2.857%, 7/27/16(8)(9)	1,000	942,149

Total Asset-Backed Securities (identified cost $4,594,570)		$4,192,669

Common Stocks — 1.6%

Security	Shares	Value
Automotive — 0.1%
Dayco Products, LLC(10)(11)	20,780	$732,495

		$732,495

Building and Development — 0.1%
Panolam Industries International, Inc.(6)(11)(12)	280	$239,131
United Subcontractors, Inc.(6)(10)(11)	569	33,312

		$272,443

Diversified Manufacturing — 0.0%(5)
MEGA Brands, Inc.(11)	17,863	$141,928

		$141,928

Financial Intermediaries — 0.0%(5)
RTS Investor Corp.(6)(10)(11)	168	$44,345

		$44,345

Food Service — 0.0%
Buffets, Inc.(6)(10)(11)	25,547	$0

		$0

Leisure Goods/Activities/Movies — 0.3%
Metro-Goldwyn-Mayer Holdings, Inc.(10)(11)	66,174	$1,585,416

		$1,585,416

	N(000.000.000	N(000.000.000
Security	Shares	Value
Lodging and Casinos — 0.1%
Greektown Superholdings, Inc.(11)	83	$4,939
Tropicana Entertainment, Inc.(10)(11)	37,016	562,950

		$567,889

Nonferrous Metals/Minerals — 0.1%
Euramax International, Inc.(6)(10)(11)	701	$210,360

		$210,360

Oil and Gas — 0.0%(5)
SemGroup Corp.(11)	1,565	$44,399

		$44,399

Publishing — 0.7%
Ion Media Networks, Inc.(6)(10)(11)	4,429	$3,543,200
MediaNews Group, Inc.(6)(10)(11)	29,104	575,969
Source Interlink Companies, Inc.(6)(10)(11)	2,290	9,389
SuperMedia, Inc.(10)(11)	10,855	30,937

		$4,159,495

Radio and Television — 0.1%
New Young Broadcasting Holding Co., Inc.(10)(11)	251	$727,900

		$727,900

Steel — 0.1%
RathGibson Acquisition Co., LLC(6)(11)(12)	22,100	$682,890

		$682,890

Total Common Stocks (identified cost $5,627,805)		$9,169,560

Warrants — 0.0%(5)

Security	Shares	Value
Oil and Gas — 0.0%(5)
SemGroup Corp.,, Expires 11/30/14(11)	1,647	$11,702

		$11,702

Publishing — 0.0%
Reader’s Digest Association, Inc. (The),, Expires 2/19/14(6)(10)(11)	1,609	$0

		$0

Radio and Television — 0.0%(5)
New Young Broadcasting Holding Co., Inc., Expires 12/24/24(10)(11)	3	$8,700

		$8,700

Retailers (Except Food and Drug) — 0.0%
Oriental Trading Co., Inc., Expires 2/11/16(6)(10)(11)	7,328	$0
Oriental Trading Co., Inc., Expires 2/11/16(6)(10)(11)	6,680	0

		$0

Total Warrants (identified cost $5,172)		$20,402

	N(000.000.000	N(000.000.000

Short-Term Investments — 3.1%

Description	Interest/ Principal Amount (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.07%(13)	$8,001	$8,001,043
State Street Bank and Trust Euro Time Deposit, 0.01%, 3/1/12	10,276	10,276,495

Total Short-Term Investments (identified cost $18,277,538)		$18,277,538

Total Investments — 158.0% (identified cost $924,788,700)		$923,650,089

Less Unfunded Loan Commitments — (0.1)%		$(621,607)

Net Investments — 157.9% (identified cost $924,167,093)		$923,028,482

Other Assets, Less Liabilities — (44.2)%		$(258,576,121)

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (13.7)%		$(80,012,280)

Net Assets Applicable to Common Shares — 100.0%		$584,440,081

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

EUR	-	Euro

GBP	-	British Pound Sterling

*	In U.S. dollars unless otherwise indicated.

(1)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	Unfunded or partially unfunded loan commitments. The Trust may enter into certain credit agreements all or a portion of which may be unfunded. The Trust is obligated to fund these commitments at the borrower’s discretion.

(3)	This Senior Loan will settle after February 29, 2012, at which time the interest rate will be determined.

(4)	Represents a payment-in-kind security which may pay all or a portion of interest in additional par.

(5)	Amount is less than 0.05%.

(6)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(7)	Currently the issuer is in default with respect to interest payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(8)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At February 29, 2012, the aggregate value of these securities is $34,665,638 or 5.9% of the Trust’s net assets applicable to common shares.

(9)	Variable rate security. The stated interest rate represents the rate in effect at February 29, 2012.

(10)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(11)	Non-income producing security.

(12)	Restricted security.

(13)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of February 29, 2012. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended February 29, 2012 was $9,923.

A summary of open financial instruments at February 29, 2012 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Appreciation (Depreciation)
3/30/12	British Pound Sterling 3,025,111	United States Dollar 4,677,880	Goldman Sachs International	$(133,813)
3/30/12	Euro 1,834,918	United States Dollar 2,376,539	HSBC Bank USA	(68,386)
4/30/12	British Pound Sterling 863,047	United States Dollar 1,352,865	JPMorgan Chase Bank	(19,581)
4/30/12	Euro 6,738,039	United States Dollar 8,843,002	Deutsche Bank	(136,356)
5/31/12	British Pound Sterling 3,497,367	United States Dollar 5,532,835	JPMorgan Chase Bank	(27,438)
5/31/12	Euro 7,195,372	United States Dollar 9,646,907	Citibank NA	56,355

				$(329,219)

At February 29, 2012, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The Trust is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Trust holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Trust enters into forward foreign currency exchange contracts. The Trust also enters into such contracts to hedge the currency risk of investments it anticipates purchasing.

At February 29, 2012, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is foreign exchange risk was $56,355 and $385,574, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Trust at February 29, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$924,649,262

Gross unrealized appreciation	$16,977,260
Gross unrealized depreciation	(18,598,040)

Net unrealized depreciation	$(1,620,780)

Restricted Securities

At February 29, 2012, the Trust owned the following securities (representing 0.2% of net assets applicable to common shares) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Trust has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

	N(000.000.000	N(000.000.000	N(000.000.000	N(000.000.000
Description	Date of Acquisition	Shares	Cost	Value
Common Stocks
Panolam Industries International, Inc.	12/30/09	280	$153,860	$239,131
RathGibson Acquisition Co., LLC	6/14/10	22,100	117,286	682,890

Total Restricted Securities			$271,146	$922,021

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 29, 2012, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Senior Floating-Rate Interests (Less Unfunded Loan Commitments)	$—	$843,629,367	$657,617	$844,286,984
Corporate Bonds & Notes	—	46,955,570	125,759	47,081,329
Asset-Backed Securities	—	4,192,669	—	4,192,669
Common Stocks	217,264	3,613,700	5,338,596	9,169,560
Warrants	—	20,402	0	20,402
Short-Term Investments	—	18,277,538	—	18,277,538
Total Investments	$217,264	$916,689,246	$6,121,972	$923,028,482
Forward Foreign Currency Exchange Contracts	$—	$56,355	$—	$56,355
Total	$217,264	$916,745,601	$6,121,972	$923,084,837

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(385,574)	$—	$(385,574)
Total	$—	$(385,574)	$—	$(385,574)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Senior Floating-Rate Interests	Investments in Corporate Bonds & Notes	Investments in Common Stocks and Warrants	Total
Balance as of May 31, 2011	$1,630,220	$164,959	$8,431,442	$10,226,621
Realized gains (losses)	(813,825)	78,702	1,916,437	1,181,314
Change in net unrealized appreciation (depreciation)	847,050	81,886	(2,210,609)	(1,281,673)
Cost of purchases(1)	8,987	4,037	—	13,024
Proceeds from sales(1)	(1,030,658)	(206,746)	(2,160,148)	(3,397,552)
Accrued discount (premium)	15,843	2,871	—	18,714
Transfers to Level 3*	—	50	—	50
Transfers from Level 3*	—	—	(638,526)	(638,526)

Balance as of February 29, 2012	$657,617	$125,759	$5,338,596	$6,121,972

Change in net unrealized appreciation (depreciation) on investments still held as of February 29, 2012	$(61,742)	$(12,474)	$(188,690)	$(262,906)

*	Transfers are reflected at the value of the securities at the beginning of the period. Transfers from Level 2 to Level 3 were due to a reduction in the availability of significant observable inputs in determining the fair value of these investments. Transfers from Level 3 to Level 2 were due to increased market trading activity resulting in the availability of significant observable inputs in determining the fair value of these investments.

(1)	Cost of purchases may include securities received in corporate actions; proceeds from sales may include securities delivered in corporate actions.

At February 29, 2012, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form
N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Floating-Rate Income Trust

By:	/s/ Scott H. Page
Scott H. Page
President

Date:	April 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Scott H. Page
Scott H. Page
President

Date:	April 24, 2012

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	April 24, 2012